Estimated Useful Lives of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	Over the shorter of the lease term or their estimated useful lives